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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07332

                         Barclays Global Investors Funds
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               (Exact name of registrant as specified in charter)

                     c/o State Street Bank and Trust Company
                              200 Clarendon Street
                                Boston, MA 02116
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                    (Address of principal executive offices)

                           The Corporation Trust Company
                    1209 Orange Street, Wilmington, DE 19801
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-877-244-1544

                      Date of fiscal year-end: December 31

             Date of reporting period: July 1, 2008 - June 30, 2009

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<PRE>
******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07332
Reporting Period: 07/01/2008 - 06/30/2009
Barclays Global Investors Funds

Each Barclays Global Investors Fund ("BGIF", each, a "BGI Fund" and collectively, the "BGI Funds") is a feeder fund that invests all of its assets in a corresponding Master Investment Portfolio (each, a "Master Portfolio" and collectively, the "Master Portfolios") that has a substantially identical investment objective. The Master Portfolios in which the BGI Funds invest did not issue proxies during the reporting period.

The BGI Prime Money Market Fund, the BGI Government Money Market Fund, BGI Institutional Money Market Fund, the BGI Treasury Money Market Fund and the BGI Bond Index Fund's corresponding Master Portfolios invest primarily in non-voting securities (e.g., bonds or commercial paper) and had no proxy votes during the reporting period; therefore, no voting records are presented for these funds.

The BGI LifePath Retirement Portfolio, LifePath 2010 Portfolio, LifePath 2020 Portfolio, LifePath 2030 Portfolio, LifePath 2040 Portfolio and LifePath 2050 Portfolio (collectively, the "BGI LifePath Portfolios") are feeder funds that invest all of its assets in a corresponding LifePath Master Portfolio. The LifePath Master Portfolios are a fund-of-funds structure and held shares of other investment companies ("Underlying Funds") managed by Barclays Global Fund Advisors. The Underlying Funds had no proxies during the reporting period and therefore the LifePath Master Portfolios had no proxy votes to present during the reporting period.

============================= BGIF BOND INDEX FUND =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BGIF GOVERNMENT MONEY MARKET FUND =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BGIF INSTITUTIONAL MONEY MARKET FUND =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BGIF LIFEPATH 2010 PORTFOLIO =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BGIF LIFEPATH 2020 PORTFOLIO =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BGIF LIFEPATH 2030 PORTFOLIO =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BGIF LIFEPATH 2040 PORTFOLIO =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BGIF LIFEPATH 2050 PORTFOLIO =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BGIF LIFEPATH RETIREMENT PORTFOLIO ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BGIF PRIME MONEY MARKET FUND =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== BGIF S&P 500 STOCK INDEX FUND =========================

The BGIF S&P 500 Stock Fund invests all of its assets in the S&P 500 Index Master Portfolio, a separate series of a mutual fund called Master Investment Portfolio. The proxy voting record of the S&P 500 Index Master Portfolio can be found on its own Form N-PX, CIK number 0000915092, file number 811-08162.

======================= BGIF TREASURY MONEY MARKET FUND ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT
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SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Barclays Global Investors Funds


By     /s/ (H. Michael Williams)
       --------------------------------
Title: Principal Executive Officer
Date:  8/27/2009